Asbestos - Changes in Deferred Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($) Rate	Mar. 31, 2013 AUD	Mar. 31, 2012 USD ($) Rate
Asbestos Claims [Line Items]
Deferred tax assets - Beginning balance	$ 444.5	427.3
Amounts offset against income tax payable	(25.6)	(24.8)	(23.1)
AICF earnings	32.9	31.9
Gain on foreign currency exchange	0.9
Deferred tax assets - Ending balance	$ 452.7	434.4	$ 444.5
Exchange rate, Beginning balance	0.9614	0.9614
Amounts offset against income tax payable, Exchange rate	0.9694	0.9694
AICF earnings, Exchange rate	0.9694	0.9694
Exchange rate, Ending balance	0.9597	0.9597	0.9614